Convertible Notes Payable (Tables)	12 Months Ended
Dec. 31, 2025
Convertible Notes Payable [Abstract]
Schedule of Convertible Notes Payable

Convertible notes payable includes the followings:

	December 31,	December 31,	December 31,
	2024	2025	2025
	RMB	RMB	USD
Investors	109,119,912	184,735,532	26,282,656
Total	109,119,912	184,735,532	26,282,656